Scope of Consolidation (Tables)	6 Months Ended
Jun. 30, 2020
Interest in other entities [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
The following table shows the calculation of the gain on sale on the Magneti Marelli transaction:

At May 2, 2019
(€ million)
Intangible assets	€788
Property, plant and equipment	2,146
Financial receivables	10
Cash and cash equivalents	426
Other assets	2,055
Debt	(782)
Trade and other payables	(1,942)
Other liabilities	(791)
Net asset sold	€1,910
Consideration	5,812
Reclassification of amounts in OCI relating to Magneti Marelli(1)	(91)
Gain on sale attributable to FCA	€3,811
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(1) Excluding amounts related to remeasurement of defined benefit plans.

Disclosure Of Operating Results Of Discontinued Operations [Table Text Block]
The following table summarizes the operating results of Magneti Marelli up to the completion of the sale transaction on May 2, 2019, that were excluded from the Consolidated Income Statement for the three months ended June 30, 2019:

	Three months ended June 30, 2019(1)	Six months ended June 30, 2019(1)
	(€ million)
Net revenues	€482	€1,657
Expenses	413	1,447
Net financial (income)/expenses	(8)	5
Profit before taxes from discontinued operations	77	205
Tax expense	27	44
Profit after taxes from discontinued operations	50	161
Add: Gain on sale attributable to FCA	3,811	3,811
Less: Tax expense on gain on sale	2	2
Profit from discontinued operations, net of tax	€3,859	€3,970
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(1) Amounts presented are not representative of the income statement of Magneti Marelli on a stand-alone basis; amounts are net of transactions between Magneti Marelli and other companies of the Group.